Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.40%
Innovator U.S. Equity Power Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $563.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Innovator U.S. Equity Power Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $479.13 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)
Innovator U.S. Equity Power Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $630.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)